Income Taxes (Schedule of Reconciliation of Theoretical Income Tax Expense to Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Statutory tax rate	$ (8,995)	$ (13,945)	$ (24,221)
Nontaxable income or nondeductible expenses:
Share-based compensation	120
Other	5
Foreign tax effects	(9)
Change in temporary differences for which deferred taxes were not recognized		858	(1,177)
Tax rate differential		9	10
Non-deductible expenses		148	346
Change in valuation allowance	2,297
Other	(344)
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards		2,192	6,392
Income Tax Expense (Benefit)	$ 0	0	0
Nontaxable income or nondeductible expenses, Percent:
Share-based compensation	(1.30%)
Other	(0.10%)
Foreign tax effects	0.10%
Change in valuation allowance	(25.50%)
Other	3.80%
Income tax expense (benefit)	0.00%
Israeli entities [Member]
Amount
Statutory tax rate	$ (2,069)	(13,945)	(24,221)
Nontaxable income or nondeductible expenses:
Theoretical tax benefit		$ (3,207)	$ (5,571)
Percent
Statutory tax rate	23.00%	23.00%	23.00%